Leases - Other Information Relating to Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 42.0
Operating cash flows from finance leases	0.1
Financing cash flows from finance leases	$ 1.9